Consolidated Statements Of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 25	$ 38	$ 35	$ 115	$ 135	$ 100
Cost of sales	(25)	(31)	(35)	(84)
Inventory impairment charge	0	(42)	0	(42)	1,134	125
Gross margin	0	(35)	0	(11)	(1,102)	(100)
Research and development expenses	0	1,001	334	1,875	2,875	4,344
Selling, general and administrative expenses	1,851	2,902	4,007	5,879	10,427	14,061
Restructuring expenses					690
Total operating expenses	1,851	3,903	4,341	7,754	13,992	18,405
Interest and other income	0	0	0	2	2	26
Interest and other expense	(76)	(18)	(138)	(34)	(116)	(69)
Change in fair value of contingent payment obligation	365	(538)	823	(987)	(5,661)	(711)
Total interest and other	289	(556)	685	(1,019)	(5,775)	(754)
Net loss before income tax					(20,869)	(19,259)
Income tax expense
Net loss	(1,562)	(4,494)	(3,656)	(8,784)	(20,869)	(19,259)
Other comprehensive income, net of tax	0	0	0	0
Comprehensive loss	$ (1,562)	$ (4,494)	$ (3,656)	$ (8,784)	$ (20,869)	$ (19,259)
Basic and diluted net loss per common share	$ (0.05)	$ (0.18)	$ (0.12)	$ (0.39)	$ (0.85)	$ (1.09)
Weighted average common shares outstanding	30,888	24,564	30,042	22,672	24,429	17,688
Licensing [Member]
Revenue
Cost of sales
Product [Member]
Revenue					135	100
Cost of sales					$ 103	$ 75